Statements of Financial Condition (USD $)	Jun. 30, 2011	Dec. 31, 2010
Assets
Cash and Cash Equivalents	$ 0	$ 0
Prepaid expenses	210	0
Total Assets	210	0
Liabilities and Partners' Deficiency
Loans Payable	11,541	10,600
Due to Affiliates	0	0
Accrued Compensation and Benefits	0	0
Accounts Payable, Accrued Expenses and Other Liabilities	10,176	7,871
Total Liabilities	21,717	18,471
Partners' Capital (Deficiency)
Partners' Capital (common units: 2,625,425 issued and outstanding as of June 30, 2011; 2,625,425 issued and outstanding as of December 31, 2010)	88,968	88,968
Deficit Accumulated during the development stage	(110,475)	(107,439)
Total Partners' Capital (Deficiency)	(21,507)	(18,471)
Total Partners' Capital (Deficiency)	$ 210	$ 0